Convertible Debts (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Gross convertible debts		$ 13,500,000
Less: Discount on issuance cost		314,744
Discount on BCF		3,077,950
Convertible debts, net		$ 10,107,306